Segment Information - Schedule of Revenues Segregated Between Domestic and Export Sales (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013		Dec. 31, 2012		Dec. 31, 2011
Total revenue, net	$ 8,576,431	[1]	$ 10,630,932	[1]	$ 12,287,327	[1]
Domestic - Russia [Member]
Total revenue, net	4,795,325		5,567,668		5,800,606
Domestic - Other [Member]
Total revenue, net	898,513		1,227,186		1,448,989
Domestic - Total [Member]
Total revenue, net	5,693,838		6,794,854		7,249,595
Export [Member]
Total revenue, net	$ 2,882,593		$ 3,836,078		$ 5,037,732

[1]	See Note 24